HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 2,624		¥ 2,406	¥ 2,059
Utilities	404		399	366
Personnel costs	1,854		1,663	1,388
Depreciation and amortization	960		869	773
Consumable, food and beverage	793		673	551
Others	555		466	538
Total	¥ 7,190	$ 1,033	¥ 6,476	¥ 5,675